UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10637

        Nuveen Ohio Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         4/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ)
	April 30, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 6.2% (4.0% of Total Investments)
$ 1,945	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$2,036,862
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 9.6% (6.2% of Total Investments)
350	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	363,675
	2006, 5.000%, 7/01/41
1,125	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University, Series	5/12 at 100.00	A2	1,214,944
	2002, 5.750%, 5/01/16
500	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/15 at 100.00	Baa2	520,150
	2005, 5.000%, 12/01/24
1,000	Ohio Higher Educational Facilities Commission, General Revenue Bonds, University of Dayton,	12/16 at 100.00	AAA	1,065,410
	2006 Project, Series 2006, 5.000%, 12/01/30 – AMBAC Insured

2,975	Total Education and Civic Organizations			3,164,179

	Health Care – 16.8% (10.9% of Total Investments)
360	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	No Opt. Call	Baa1	361,714
	Bonds, Summa Health System, Series 1998A, 5.000%, 11/15/08
870	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	Aaa	844,205
	Project, Series 2006K, 4.375%, 5/15/32 – FGIC Insured (UB)
1,100	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	Aaa	1,159,686
	Project, Series 2006K, 5.000%, 5/15/31 (WI/DD, Settling 5/03/07) – FGIC Insured (UB)
1,750	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center,	8/12 at 101.00	A	1,848,683
	Series 2002A, 5.500%, 8/15/22
160	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A–	168,891
	Inc., Series 2006, 5.250%, 5/15/21
500	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	518,065
	5.000%, 5/01/30
335	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A–	361,458
	Obligated Group, Series 2000B, 6.375%, 11/15/30
250	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	261,743
	5.250%, 11/15/36

5,325	Total Health Care			5,524,445

	Housing/Multifamily – 1.1% (0.7% of Total Investments)
	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna
	Homes, Series 2006M:
150	4.450%, 10/01/09 (Alternative Minimum Tax)	No Opt. Call	Aaa	150,216
200	4.900%, 6/20/48 (Alternative Minimum Tax)	6/16 at 102.00	AAA	200,704

350	Total Housing/Multifamily			350,920

	Housing/Single Family – 4.0% (2.6% of Total Investments)
180	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	181,530
	Revenue Bonds, Series 2000C, 6.050%, 3/01/32 (Alternative Minimum Tax)
565	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	572,328
	Revenue Bonds, Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)
45	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	45,209
	Revenue Bonds, Series 2000F, 5.625%, 9/01/16
500	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%,	9/15 at 100.00	Aaa	510,735
	9/01/31 (Alternative Minimum Tax)

1,290	Total Housing/Single Family			1,309,802

	Long-Term Care – 2.3% (1.5% of Total Investments)
745	Hamilton County, Ohio, Health Care Revenue Refunding Bonds, Life Enriching Communities	1/17 at 100.00	BBB	756,659
	Project, Series 2006A, 5.000%, 1/01/37

	Tax Obligation/General – 24.6% (15.9% of Total Investments)
300	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	320,061
1,275	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 –	6/17 at 100.00	AAA	1,358,232
	FSA Insured (UB)
1,000	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	Aaa	1,050,760
	5.000%, 12/01/22 – MBIA Insured
1,270	Lorain, Ohio, General Obligation Bonds, Series 2002, 5.125%, 12/01/26 – AMBAC Insured	12/12 at 100.00	Aaa	1,336,954
500	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AAA	532,835
	2006, 5.000%, 12/01/25 – FSA Insured
1,190	Miami East Local School District, Miami County, Ohio, General Obligation Bonds, Series 2002,	12/12 at 100.00	AAA	1,251,583
	5.125%, 12/01/29 – FSA Insured
1,000	Ohio, Common Schools Capital Facilities, General Obligation Bonds, Series 2001B,	9/11 at 100.00	AA+	1,047,700
	5.000%, 9/15/20
1,130	Solon, Ohio, General Obligation Refunding and Improvement Bonds, Series 2002, 5.000%, 12/01/18	12/12 at 100.00	AA+	1,196,760

7,665	Total Tax Obligation/General			8,094,885

	Tax Obligation/Limited – 22.2% (14.4% of Total Investments)
600	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004,	6/14 at 100.00	AAA	628,200
	5.000%, 12/01/33 – FGIC Insured
1,000	Midview Local School District, Lorain County, Ohio, Certificates of Participation, Series	5/13 at 100.00	A	1,033,750
	2003, 5.000%, 11/01/30
1,250	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/12 at 100.00	AAA	1,345,363
	Series 2002A, 5.500%, 4/01/18 – FSA Insured
200	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AAA	211,992
	Series 2005A, 5.000%, 4/01/25 – FSA Insured
1,000	Ohio, State Appropriation Lease Bonds, Higher Education Capital Facilities, Series 2002A-II,	No Opt. Call	AAA	1,045,600
	5.500%, 12/01/09 – MBIA Insured
1,815	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	AAA	728,650
	0.000%, 7/01/28 – AMBAC Insured
2,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series	No Opt. Call	AAA	2,313,740
	1993L, 5.500%, 7/01/21 – FSA Insured

7,865	Total Tax Obligation/Limited			7,307,295

	Transportation – 5.4% (3.5% of Total Investments)
1,550	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 – FGIC Insured	No Opt. Call	AAA	1,767,388

	U.S. Guaranteed – 56.7% (36.7% of Total Investments) (4)
2,000	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, Unlimited Tax	12/08 at 102.00	AAA	2,089,220
	General Obligation School Improvement Bonds, Series 1998, 5.300%, 12/01/25 (Pre-refunded
	12/01/08) – FGIC Insured
1,475	Eaton City School District, Preble County, Ohio, General Obligation Bonds, Series 2002,	12/12 at 101.00	Aaa	1,640,436
	5.750%, 12/01/21 (Pre-refunded 12/01/12) – FGIC Insured
2,000	Granville Exempt Village School District, Ohio, General Obligation Bonds, Series 2001, 5.500%,	12/11 at 100.00	Aa2 (4)	2,161,460
	12/01/28 (Pre-refunded 12/01/11)
500	Hamilton County, Ohio, Healthcare Facilities Improvement Revenue Bonds, Twin Towers, Series	10/08 at 101.00	BBB (4)	518,670
	1999A, 5.750%, 10/01/19 (Pre-refunded 10/01/08)
1,000	Hilliard, Ohio, General Obligation Bonds, Series 2002, 5.375%, 12/01/22 (Pre-refunded 12/01/12)	12/12 at 100.00	Aa2 (4)	1,085,220
1,000	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series	4/10 at 101.00	A (4)	1,091,600
	1999, 6.750%, 4/01/18 (Pre-refunded 4/01/10)
1,000	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.500%,	9/11 at 100.00	AA (4)	1,072,360
	9/01/12 (Pre-refunded 9/01/11)
2,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University,	10/12 at 100.00	AA– (4)	2,174,240
	Series 2002B, 5.500%, 10/01/22 (Pre-refunded 10/01/12)
1,000	Ohio State University, General Receipts Bonds, Series 1999A, 5.800%, 12/01/29	12/09 at 101.00	AA (4)	1,061,800
	(Pre-refunded 12/01/09)
1,230	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2001A,	12/11 at 100.00	AAA	1,300,295
	5.000%, 12/01/21 (Pre-refunded 12/01/11) – FSA Insured
1,000	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/14 at 100.00	AAA	1,092,880
	Bonds, Series 2004A, 5.250%, 12/01/21 (Pre-refunded 6/01/14) – FGIC Insured
1,000	Parma Community General Hospital Association, Ohio, Hospital Revenue Refunding and Improvement	11/08 at 101.00	N/R (4)	1,034,100
	Bonds, Series 1998, 5.375%, 11/01/29 (Pre-refunded 11/01/08)
1,535	Pickerington Local School District, Fairfield and Franklin Counties, Ohio, General Obligation	12/11 at 100.00	AAA	1,638,797
	Bonds, School Facilities Construction and Improvement, Series 2001, 5.250%, 12/01/20
	(Pre-refunded 12/01/11) – FGIC Insured
665	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A– (4)	728,786
	Obligated Group, Series 2000B, 6.375%, 11/15/30 (Pre-refunded 11/15/10)

17,405	Total U.S. Guaranteed			18,689,864

	Utilities – 4.8% (3.1% of Total Investments)
1,500	American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds,	2/12 at 100.00	Aaa	1,590,929
	Series 2002, 5.250%, 2/15/17 – MBIA Insured

	Water and Sewer – 0.8% (0.5% of Total Investments)
270	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2001A,	12/11 at 100.00	AAA	283,450
	5.000%, 12/01/21 – FSA Insured

$ 48,885	Total Investments (cost $48,464,326) – 154.5%			50,876,678

	Floating Rate Obligations – (6.6)%			(2,165,000)

	Other Assets Less Liabilities – 2.2%			725,486

	Preferred Shares, at Liquidation Value – (50.1)%			(16,500,000)

	Net Assets Applicable to Common Shares – 100%			$32,937,164

Forward Swaps outstanding at April 30, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Goldman Sachs	$3,600,000	Receive	3-Month USD-LIBOR	5.682%	Semi-Annually	7/10/07	7/10/12	$(110,073)
Goldman Sachs	1,100,000	Pay	3-Month USD-LIBOR	5.803	Semi-Annually	7/10/07	7/10/37	68,412

								$ (41,661)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At April 30, 2007, the cost of investments was $46,287,183.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:

Gross unrealized:
Appreciation	$2,464,045
Depreciation	(36,936)

Net unrealized appreciation (depreciation) of investments	$2,427,109

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Ohio Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         June 29, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        June 29, 2007

* Print the name and title of each signing officer under his or her signature.